GOLDMAN SACHS TRUST

Supplement dated June 28, 2017 to the

current Summary Prospectuses, Statutory Prospectuses (“Prospectuses”) and Statements of Additional Information (“SAIs”) for each applicable Goldman Sachs Fund that has Class A, Class C, Class IR, Class R or Class T Shares, as listed on Exhibit A, or Class R6 Shares, as listed on Exhibit B (each a “Fund” and collectively the “Funds”)

At a meeting held on June 14-15, 2017, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for (i) Class A, Class C, Class IR, Class R and Class T Shares of the Funds listed in Exhibit A and (ii) Class R6 Shares of the Funds listed in Exhibit B. Fund-specific transfer agency fee waivers, if any, will remain in place through the date stated in the applicable Prospectus.

Effective July 28, 2017, the Funds’ Prospectuses and SAIs are revised as follows:

1. With respect to each Fund listed on Exhibit A, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.18% (previously, 0.19%) of average daily net assets with respect to the Class A, Class C, Class IR, Class R and Class T Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class A, Class C, Class IR, Class R and Class T Shares.

2. With respect to each Fund listed on Exhibit B, the “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectuses and the “Management Services—Distributor and Transfer Agent—Transfer Agent” section of the Funds’ SAIs are revised to reflect that Goldman Sachs & Co., LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.02%) of average daily net assets with respect to the Class R6 Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Class R6 Shares.

This Supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.

GSTITAFEECHG 06-17

EXHIBIT A

Goldman Sachs Global Tax-Aware Equity Portfolios

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

Goldman Sachs Tax-Advantaged Equity Funds

Goldman Sachs International Equity Dividend and Premium Fund

Goldman Sachs International Tax-Managed Equity Fund

Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Rising Dividend Growth Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Technology Opportunities Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Asia Equity Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs N-11 Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Managed Futures Strategy Fund

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Long Short Fund

EXHIBIT B

Goldman Sachs International Equity Insights Funds

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Dividend Focus Funds

Goldman Sachs Income Builder Fund

Goldman Sachs Domestic Equity Insights Funds

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Fundamental Equity Growth Funds

Goldman Sachs Capital Growth Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Flexible Cap Growth Fund (effective August 30, 2017, “Goldman Sachs Flexible Cap Fund”)

Goldman Sachs Focused Growth Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Fundamental Equity Value Funds

Goldman Sachs Equity Income Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Fundamental Emerging Markets Equity Funds

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Fundamental International Equity Funds

Goldman Sachs Focused International Equity Fund

Goldman Sachs Strategic International Equity Fund

Goldman Sachs Select Satellite Funds

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Real Estate and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Fund of Funds Portfolios

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Single Sector Fixed Income Funds

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs High Yield Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs U.S. Mortgages Fund

Goldman Sachs Absolute Return Multi-Asset Fund